SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Taxable income was generated outside the PRC	$ 0	$ 0	$ 0
Valuation allowance	0	0
Unrecognized uncertain tax positions	$ 0	$ 0